Note 6 - Leases - Supplemental Cash Flow Information Related to Leases (Details) - AUD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Operating cash outflows from operating leases	$ 979,387	$ 831,685
Right of use assets obtained in exchange for lease liabilities	28,353	3,023,907
Right of use asset modifications	$ 0	$ 0